AUSTRALIA RESEARCH AND DEVELOPMENT TAX INCENTIVE (Details) - RBP4 Pty Ltd $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
AUSTRALIA RESEARCH AND DEVELOPMENT TAX INCENTIVE
Refundable tax incentive (in percent)	48.50%	48.50%	43.50%
Maximum revenue during reimbursable period	$ 20,000
Tax incentive		$ 1,863	$ 791	$ 618